Commitments and Contingencies - Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Total
2013	$ 11,237
2014	10,641
2015	9,068
2016	7,464
2017	7,405
Thereafter	54,371
Contractual Obligation, Total	100,186
Amount representing interest	(835)
Total lease payments	99,351
Operating
2013	6,698
2014	7,313
2015	7,371
2016	7,424
2017	7,405
Thereafter	54,371
Total lease payments	90,582
Capital
2013	4,539
2014	3,328
2015	1,697
2016	40
2017
Thereafter
Capital Leases, Future Minimum Payments Due, Total	9,604
Amount representing interest	(835)
Total lease payments	$ 8,769